Selected Quarterly Financial Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 3,492.4	$ 3,708.2	$ 3,664.6	$ 3,116.7	$ 3,418.4	$ 3,501.1	$ 3,314.0	$ 2,755.2	$ 13,981.9	$ 12,988.7	$ 12,074.5
Gross profit	577.9	614.3	610.5	524.5	557.6	567.2	534.5	456.5	2,327.2	2,115.8	1,921.3
Income (loss) from operations	197.2	237.5	223.5	161.0	179.9	204.6	205.9	151.6	819.2	742.0	673.0
Net income	$ 103.2	$ 125.9	$ 117.5	$ 77.8	$ 89.3	$ 150.9	$ 108.2	$ 54.7	$ 424.4	$ 403.1	$ 244.9
Earnings per share, basic (in dollars per share)	$ 0.64	$ 0.78	$ 0.71	$ 0.47	$ 0.53	$ 0.89	$ 0.63	$ 0.32	$ 2.59	$ 2.37	$ 1.44
Earnings per share, diluted (in dollars per share)	0.63	0.76	0.70	0.46	0.52	0.88	0.63	0.32	2.56	2.35	1.42
Cash dividends declared per common share (in dollars per share)	$ 0.1600	$ 0.1075	$ 0.1075	$ 0.1075	$ 0.1075	$ 0.0675	$ 0.0675	$ 0.0675	$ 0.4825	$ 0.3100	$ 0.1950
Corporate
Segment Reporting Information [Line Items]
Net sales	$ 1,517.7	$ 1,466.4	$ 1,490.8	$ 1,414.9	$ 1,524.3	$ 1,499.6	$ 1,517.9	$ 1,336.9
Small Business
Segment Reporting Information [Line Items]
Net sales	291.8	282.5	288.4	277.4	270.3	265.1	280.7	273.5
Public
Segment Reporting Information [Line Items]
Net sales	1,332.3	1,640.6	1,547.0	1,069.4	1,294.0	1,483.9	1,388.5	1,017.2
Public | Government
Segment Reporting Information [Line Items]
Net sales	529.6	537.5	456.6	339.9	522.0	493.9	390.8	294.2
Public | Education
Segment Reporting Information [Line Items]
Net sales	365.9	671.4	640.0	341.0	341.2	583.3	548.9	345.4
Public | Healthcare
Segment Reporting Information [Line Items]
Net sales	436.8	431.7	450.4	388.5	430.8	406.7	448.8	377.6
Other
Segment Reporting Information [Line Items]
Net sales	$ 350.5	$ 318.7	$ 338.4	$ 355.0	$ 329.8	$ 252.5	$ 126.9	$ 127.6